Significant Events - Sale of TransAlta Renewables Shares to Alberta Investment Management Corporation (Details) - CAD CAD in Millions		12 Months Ended
	Nov. 26, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Notional amount		CAD 3,664	CAD 4,311
Net proceeds on sale of non-controlling interest in subsidiary (Note 4)		0	162	CAD 404
Restricted cash (Note 21)		30	0
TransAlta Renewables
Disclosure of subsidiaries [line items]
Common shares of subsidiary transferred	20,512,820
Net proceeds on sale of non-controlling interest in subsidiary (Note 4)	CAD 200
Net proceeds from sale of ownership interest	CAD 193
Non-recourse
Disclosure of subsidiaries [line items]
Restricted cash (Note 21)		CAD 35	24
Non-recourse | Non-Recourse Bonds
Disclosure of subsidiaries [line items]
Redemption of noncurrent borrowings			CAD 10